STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

October 30, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Patty Williams

Re:	The Alger Funds (File Nos.: 811-1355, 333-146168) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, is the definitive version of the Trust’s Registration Statement on Form N-14 (the “Registration Statement”), which contains a combined Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund and SM&R Alger Small-Cap Growth Fund (the “Funds”), each a series of SM&R Investments, Inc., a registered open-end management investment company, asking them to vote on an agreement and plan of reorganization to allow each Fund to transfer all of its assets in a tax-free reorganization to Alger Capital Appreciation Fund, Alger LargeCap Growth Fund and Alger SmallCap Growth Fund, respectively (the “Acquiring Funds”), each a series of the Trust, in exchange for Class A shares of the Acquiring Funds and the assumption by the Acquiring Funds of the relevant Fund’s stated liabilities.

The Prospectus/Proxy is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission that were provided by Ms. Patty Williams of the Staff via telephone on October 19, 2007, on the Registration Statement filed on September 19, 2007. For the convenience of the Staff, those comments have been restated below in their entirety, and the Trust’s response is set out immediately following each comment. Capitalized terms used but not defined in this letter are used as defined in the Prospectus/Proxy.

PROSPECTUS

Cover Page

1.

Staff Comment: Please review the disclosure in the paragraph addressing how shareholders can obtain copies of the Acquiring Funds’ offering materials and shareholder reports. Some of the disclosure uses the term “Funds” instead of “Acquiring Funds.”

Response: The erroneous disclosure in the paragraph has been revised in two places to use the defined term “Acquiring Funds” instead of “Funds.”

Comparison of the Funds and the Acquiring Funds: Investment Objectives and Investment Strategies of the Funds and Acquiring Funds

2.

Staff Comment: Please review the disclosure comparing the investment objectives and strategies of the Funds and the Acquiring Funds. To the extent there are differences in investment objectives and strategies, please revise the disclosure to highlight those differences. If there are no differences, please state that fact. Please highlight that each Fund’s investment objective is a fundamental investment restriction, whereas each Acquiring Fund’s investment objective is not.

Response: The disclosure has been revised to reflect the fundamental versus non-fundamental nature of the funds’ investment objectives. The disclosure also has been revised to highlight that, but for that difference, the investment objectives and strategies of the funds are identical.

3.	Staff Comment: Please update the market capitalization ranges for the indexes used by the funds as part of their primary investment strategy.

4.	Response: The requested change has been made. The market capitalization ranges for each index is now as of June 30, 2007.

Comparison of Fees and Expenses

5.	Staff Comment: In each fee and expense table, there is no corresponding reference to footnote (7) within the table. Please supplementally explain to the Staff why this reference is appropriate.

Response: That footnote reference was inadvertently omitted. The Funds have a voluntary waiver arrangement with their primary investment adviser, Securities Management & Research, Inc. (“Adviser”). The reference to footnote (7) has been added to the line item “Total Annual Fund Operating Expenses” in each table.

6.

Staff Comment: Please supplementally explain to the Staff why, in each fee and expense table, the pro forma “Other Expenses” and “Total Annual Fund Operating Expenses” are higher than the related numbers for the Acquiring Fund.

Response: In general, the Funds’ shareholder base is comprised of a greater number of small accounts than the Acquiring Funds’ shareholder base. Certain of the Acquiring Funds’ service provider fees are charged on a per account basis, thus as a result of the reorganizations, the “Other Expenses” for each Acquiring Fund will increase modestly over current “Other Expenses.” The Acquiring Funds’ Board believes that, in spite of this modest short-term increase, the reorganizations are in the best interests of the Acquired Fund and the Acquired Fund’s shareholders, and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the Reorganization

Management of the Funds and the Acquiring Funds

7.

Staff Comment: The disclosure under the subsection entitled “Management Agreements” states that as a result of a change in control in the ultimate parent company of Fred Alger Management, Inc. (“Alger Management”), the sub-advisory agreements between the Adviser, on behalf of the Funds, and Alger Management terminated. The disclosure goes on to state that Alger Management has continued to serve as each Fund’s sub-investment adviser at cost pursuant approval of the Funds’ Board of Directors. Please supplementally explain to the Staff why this service is not in contravention of Section 15 of the 1940 Act that requires an advisory contract to be approved by shareholders.

Response: The disclosure contained in the third paragraph under the caption “Management Agreements” explains that an indirect change in the control of Alger Management occurred on February 24, 2007, upon the transfer of the controlling interest in Alger Management from Frederick M. Alger, III to his three daughters. The “transfer” was a passive act automatically triggered under the constituent documents of Alger Management that, for estate planning purposes, required that Mr. Alger’s ownership interest be redeemed upon his retirement. The disclosure notes that since the transfer, Alger Management has continued to manage each Fund’s portfolio at cost. Your comment above asks us to explain the propriety of Alger Management’s continued management of each Fund’s portfolio for no profit.

The disclosure contained in the third paragraph under the caption “Management Agreements” explains that an indirect change in the control of Alger Management occurred on February 24, 2007, upon the transfer of the controlling interest in Alger Management from Frederick M. Alger, III to his three daughters. The “transfer” was a passive act automatically triggered under the constituent documents of Alger Management that, for estate planning purposes, required that Mr. Alger’s ownership interest be redeemed upon his retirement.

At the time of the change of control, Alger Management notified the primary advisers to each fund that it sub-advised, including the Funds, of such event and sought directions from the primary advisers as to whether any formal actions under Section 15 of the 1940 Act would be necessary. Alger Management was generally aware that at least some of its sub-advised funds had received “manager-of-managers” exemptive orders under Section 15(a) of the 1940 Act and Rule 18f-2 thereunder. Alger Management was advised by the Adviser that the change of control within Alger Management would not require shareholder approval of a new sub-advisory contract. Only upon additional inquiries by Alger Management in connection with the proposed reorganization, which did not occur until the window for board approval of a new sub-advisory contract under Rule 15a-4 had passed, did it become apparent that it was, in fact, necessary for the new sub-advisory to be approved by the Fund’s shareholders. The Funds’ Board of Directors and Alger Management then acted in the only way that they reasonably could under the circumstances; namely, the Board authorized Alger Management to continue to manage each Fund’s portfolio at cost.

Clauses (A) and (B) of Section 2(a)(20) of the 1940 Act define the term “investment adviser.” More relevant to this discussion, however, is the exception found in clause (iii) of Section 2(a)(20) which states that an investment adviser does not include “a company providing such services at cost to one or more investment companies, insurance companies, or other financial institutions.” Insofar as Alger Management has agreed to manage each Fund’s portfolio post-assignment at cost, under the strict wording of Section 2(a)(20), it n longer serves or acts as an “investment adviser” to the Funds within the meaning of Section 15(a) of the 1940 Act. Accordingly, shareholder approval of the at-cost contract with Alger Management is not specifically required by the 1940 Act.

Additionally, the Staff has in the past given no-action relief to permit an adviser to continue to manage a fund’s portfolio at cost following an error or oversight. In Advisers Management Trust (available November 15, 1985), the Staff agreed not to take enforcement action when a fund failed to timely re-approve an advisory contract in the mistaken belief that the contract provided for an initial two-year term. Pending a new shareholder approval of the contract, the sub-adviser was permitted to receive the payment of its costs for its services. We note that the requesting party in Adviser Management Trust stated that theirs “was not a situation where there is a change of control by either a failed or incidental assignment of the advisory contract.” It is not at all clear that that fact was of any relevance to the Staff, but in any event, the assignment at issue here was clearly of the most benign sort. It was triggered by an individual’s retirement, with subsequent indirect control of the adviser passing by default to his family. This was not a case of an overt transfer to a third party of the equity ownership of an adviser for gain. We believe that the error made here was as innocent as it was in Adviser Management Trust and that here, as there, neither the Funds nor any shareholder have suffered any harm.

In practical terms, the Adviser does not have the specific management expertise required to trade each Fund’s portfolio, and the retention of a new asset manager to sub-advise the Funds for a profit would similarly not have been permitted by Rule 15a-4. In authorizing Alger Management to continue to manage each Fund’s portfolio, the Board took comfort that there would be no adverse effect on any Fund or its shareholders insofar as Alger Management’s fee was payable by the Adviser and not by the Funds directly. At the same time, however, the Board began consideration of the sensibility of continuing to maintain the Funds as series of SM&R versus the potential benefits of the reorganizations. Given that the Adviser no longer wishes to advise the Funds, and had contacted Alger Management to suggest the proposed reorganizations, it would not be practical for the Adviser to retain new sub-advisers to operate under interim advisory agreements pursuant to Rule 15a-4 pending a later shareholder vote. For its part, Alger Management, cognizant of its fiduciary duties to the Funds, recognized that the Funds and their shareholders faced potential adverse financial consequences unless Alger Management continued to manage each Fund’s portfolio, but that Alger Management could only do so at cost.

We believe that managing a fund’s portfolio at cost, while obviously not in an asset manager’s long-term financial interest, is a resource often held in reserve by funds and their advisers. For example, a typical proxy statement for a fund reorganization will generally state that if shareholder approval is not obtained within the 150 days authorized by Rule 15a-4, the board of trustees/directors will consider taking such actions as it deems to be in the fund’s, and the shareholders’, best interests. To us, that translates into retaining each Fund’s adviser, or sub-adviser, to operate at cost. The only alternative would be to seek exemptive relief, the timeliness and receipt of which could not be assured.

Lastly, we reiterate the additional justifications cited in the Prospectus/Proxy for having Alger Management continue to manage each Fund’s portfolio at cost:

•	the 1940 Act permits a court to enforce a contract that otherwise violates the 1940 Act should the court determine that such enforcement would produce a more equitable result than non-enforcement and would not be inconsistent with the underlying purposes of the 1940 Act;

•	the amount payable to Alger Management for its cost of providing advisory services would be no more than what each Fund would have paid under its Original Sub-Advisory Agreement due to the fee waiver arrangement with the Adviser;

•	that, but for the failing to meeting the technical requirements of the 1940 Act, the Board has intended that each Original Sub-Advisory Agreement continue uninterrupted since each Fund’s inception in September 2000; and

•	the Alger Management personnel responsible for the day-to-day investment management of the Funds have remained unchanged, and Alger Management continues to manage the Funds in accordance with the terms and conditions of the Original Sub-Advisory Agreements.

Capitalization of the Funds and the Acquiring Funds

8.

Staff Comment: As there are no pro forma financial statements required to be filed with the Registration Statement, please revise the capitalization table with information calculated within 30 days of the filing of the Registration Statement.

Response: The capitalization table has been revised with information as of September 28, 2007.

9.	Staff Comment: Please supplementally explain why no pro forma financials are required to be filed with the Statement of Additional Information.

Response: Section 2 of Item 14 of Form N-14 states that the pro forma financials required by Rule 11-01 of Regulation S-X need not be prepared if the net asset value of a Fund does not exceed 10% of the Acquiring Fund’s net asset value, both of which are measured as of a specific date within 30 days prior to the date the Registration Statement is filed. The net asset value of each Fund is substantially less than 10% of the net asset value of the corresponding Acquiring Fund and, as such, pro forma financials are not included in the Registration Statement.

GENERAL

10.

Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Trust and its management are in possession of all facts relating to the Trust’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the Trust acknowledging that:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Trust is filed with this letter.

*    *    *    *    *

We hope the Staff finds this letter and the revisions in the Registration Statement responsive to the Staff’s comments. Should members of the Staff have any questions or comments regarding the Registration Statement, they should call the undersigned at 212.806.6443 or Gary L. Granik at 212.806.5790.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

October 30, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Patty Williams

Re:	The Alger Funds (File Nos.: 811-1355, 333-146168) Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE ALGER FUNDS

By: /s/ Hal Liebes
Name: Hal Liebes
Title: Secretary